CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 27,016	$ 38,418
Investment in marketable securities	2,035	2,362
Accounts receivable (net of allowance for doubtful accounts)	27,436	27,960
Other current assets (Note 2)	22,437	22,318
Inventories (Note 3)	12,781	12,164
Total current assets	91,705	103,222
Long-term investments and other assets
Investments in affiliated company (Note 4A)	4,705	1,016
Investments in other company (Note 4B)	78	79
Other non-current assets (Note 5)	1,166	2,091
Deferred income taxes (Note 15)	2,279	2,886
Funds in respect of employee rights upon retirement	7,174	6,642
Total non-current assets	15,402	12,714
Property and equipment, net (Note 6)	31,514	31,908
Intangible assets, net (Note 7)	26	452
Goodwill (Note 8)	3,356	4,041
Total assets	142,003	$ 152,337
Current liabilities
Credit from banking institutions (Note 9)	155
Accounts payable	10,466	$ 11,658
Deferred revenues	9,210	9,401
Other current liabilities (Note 10)	21,750	25,253
Total current liabilities	41,581	46,312
Long-term liabilities
Liability for employee rights upon retirement	10,637	$ 10,229
Provision for contingencies	622
Deferred revenues	$ 973	$ 1,063
Deferred income taxes (Note 15)		$ 150
Other non-current	$ 369
Total non-current liabilities	$ 12,601	$ 11,442
Contingent liabilities (Note 11)
Stockholders' equity (Note 12)
Share capital - ordinary shares of NIS 0.3333 par value: Authorized - December 31, 2015 and 2014 - 60,000,000 shares Issued and outstanding - December 31, 2015 and 2014 - 23,475,431 shares respectively	$ 1,983	$ 1,983
Additional paid- in capital	71,550	71,550
Accumulated other comprehensive income	(17,520)	(1,850)
Retained earnings	57,739	49,067
Treasury stock at cost - December 31, 2015 and 2014 - 2,507,314 shares	(30,054)	(30,054)
Stockholders' equity	83,698	90,696
Non-controlling interests	4,123	3,887
Total equity	87,821	94,583
Total liabilities and equity	$ 142,003	$ 152,337